Document And Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Entity Registrant Name	CENTERRA GOLD INC.
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	1 University Avenue
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2P1
City Area Code	416
Local Phone Number	204-1953
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	CGAU
Entity File Number	001-40324
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Common Stock, Shares Outstanding	215,497,133
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction	false
Entity Central Index Key	0001854640
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Amendment Flag	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System